Note 5 - Preferred Shares (Tables)	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in Preferred Shares and Embedded Derivatives [text block]
	Preferred shares			Embedded derivatives
	Class A	Class B	Class C	Class A	Class B	Class C
Balance, December 31, 2016	$24,993,486	$42,887,466	$-	$83,355,470	$34,469,141	$-
Issuance of preferred shares	-	-	7,284,269	-	-	2,715,811
Transaction costs	-	-	(94,345)	-	-	-
Accretion during the period	307,595	662,239	18,204	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	44,814,889	(9,497,840)	-
Balance, March 31, 2017	$25,301,081	$43,549,705	$7,208,128	$128,170,359	$24,971,301	$2,715,811

Disclosure of assumptions used to determine the fair value of embedded derivative [text block]
	March 31, 2017			2017 (inception)
	Class A	Class B	Class C	Class C
Fair value of embedded derivative per share	$9.55	$4.29	$3.23	$3.23
PWERM assumptions:
Range of exit multiples	3.4-4.1	3.4-4.1	3.4-4.1	3.4-4.1
Time to exit (in years)	0.50	0.50	0.50	0.50
Monte Carlo assumptions:
Starting equity value (in millions of $)	$298.1	$298.1	$298.1	$298.1
Volatility	74%	74%	74%	74%
Weighted average time to exit (in years)	0.75	0.75	0.75	0.75